Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Total Return Active ETF | iShares Total Return Active ETF
Prospectus [Line Items]
Annual Return [Percent]	1.69% [1]

[1]	The Fund’s year‑to‑date return as of September 30, 2025 was 6.90%.